Carl A. Algermissen
Vice President &
Associate Counsel

January 31, 2006

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

Re:   Oppenheimer Strategic Income Fund
      File Nos. 33-28598; 811-05724

To the Securities and Exchange Commission:

Pursuant to Rule 497(j) under the  Securities  Act of 1933, as amended,  the  Prospectus and
Statement of Additional  Information  dated January 27, 2006, for the Oppenheimer  Strategic
Income Fund do not differ from those filed in the most recent  Post-Effective  Amendment No.
27, which was filed  electronically  with the Securities and Exchange  Commission on January
25, 2006.

If you have any  questions or comments  regarding  this filing,  we request that you address them to Nancy S. Vann, Vice President & Assistant  Counsel,  at 212-323-5089,  or via e-mail at nvann@oppenheimerfunds.com.

Sincerely,

/s/ Carl A. Algermissen
--------------------------------
Carl A. Algermissen
Vice President &
Associate Counsel

cc:  Myer, Swanson, Adams & Wolf, P.C.
     Deloitte & Touche LLP
     Gloria LaFond
     Nancy S. Vann